Other Income/(Expense)-Net	12 Months Ended
Dec. 31, 2016
Other Income/(Expense) - Net [Abstract]
Other Income/(Expense)-Net

10.Other Income/(expense)—Net

Other income/(expense)—net from continuing operations comprises the following (in thousands):

	For the Years Ended December 31,
	2016	2015	2014
Market value gains related to deferred
compensation trusts	$2,061	$148	$3,118
Loss on disposal of property and equipment	(424)	(698)	(640)
Interest income/ (expense)	383	281	(29)
Other--net	-	(418)	72
Total other income/(expense)	$2,020	$(687)	$2,521

The market value gain relates to gains on the assets in the deferred compensation trust.  There is an offsetting expense in selling, general and administrative expense to reflect the corresponding increase in the liability.